Warrants (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 06, 2024	Aug. 31, 2025	Dec. 31, 2025	Aug. 14, 2024
Warrants [Line Items]
Public warrants shares (in Shares)			6,384,326
Warrants to purchase shares (in Shares)		9,189,096
Public Warrant [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)			1
Warrant term			5 years
Warrants exercised (in Shares)			6,384,326
Private Placement Warrants [Member]
Warrants [Line Items]
Private placement warrants outstanding (in Shares)			5,256,218
Warrants exercised (in Shares)			6,256,218
Warrant [Member]
Warrants [Line Items]
Private placement warrants outstanding (in Shares)			159,307
Notice period			30 days
Price per share			$ 10
Exercise of warrant trading days			20 days
Trading days			30 days
Private Veea Warrants [Member]
Warrants [Line Items]
Warrants exercised (in Shares)	79,654		3,880,000
Conversion price (in Shares)			0.01
Aggregate purchase price (in Dollars)	$ 3,983		$ 38,800
Total shares of common stock (in Shares)			21,798
August 2025 Public Offering Warrants [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)			1
Warrants exercise price				$ 1.1
Warrant term			5 years	5 years
Warrants exercised (in Shares)				9,189,096
Percentage of common warrant owned by holder			9.99%
Prior period notice from the holder			61 days
Percentage of acquisition on outstanding common stock			50.00%
Common Warrants [Member]
Warrants [Line Items]
Percentage of common warrant owned by holder			4.99%
Business Combination [Member]
Warrants [Line Items]
Total shares of common stock (in Shares)			2,000,000
Business Combination [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price			$ 0.01
Business Combination [Member] | August 2025 Public Offering Warrants [Member]
Warrants [Line Items]
Percentage of voting power			50.00%
Common Warrants [Member] | Private Veea Warrants [Member]
Warrants [Line Items]
Warrants exercise price			$ 10.19
Common Stock [Member]
Warrants [Line Items]
Warrants exercise price			$ 0.503
Private placement warrants outstanding (in Shares)			33,551,486
Redemption price per warrant			$ 18
Common Stock [Member] | Public Warrant [Member]
Warrants [Line Items]
Warrants exercise price			$ 11.5
Common Stock [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)			1
Warrants exercise price			$ 11.5
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price			0.1
Redemption price per warrant			$ 10
Notice period			30 days
Price per share			$ 18
Exercise of warrant trading days			20 days
Trading days			30 days
Warrant holders price per share			$ 18
Common Stock [Member] | Private Veea Warrants [Member]
Warrants [Line Items]
Warrants exercise price	$ 0.05
Common Stock [Member] | August 2025 Public Offering Warrants [Member]
Warrants [Line Items]
Warrants exercise price			$ 1.1	$ 1